Note 3 - Acquisitions (Details) - Preliminary Purchase Price Allocation for Businesses Acquired during Fiscal 2013 (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Jan. 31, 2013	Nov. 14, 2012	Jun. 15, 2012	Jun. 10, 2012	Jan. 31, 2015	Jan. 31, 2014
Allocated to:
Goodwill	$ 88,297				$ 147,440	$ 111,179
Exentra [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	2,621
Exentra [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	10,827
Exentra [Member]
Purchase price consideration:
Cash, less cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	16,559	16,600
Net working capital adjustments receivable	(27)
	16,532
Allocated to:
Current assets, excluding cash acquired	883
Capital assets	116
Current liabilities	(1,008)
Deferred revenue	(26)
Deferred income tax liability	(3,112)
Net tangible (liabilities) assets assumed	(3,147)
Goodwill	6,231
	16,532
IES [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	6,941
IES [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	15,236
IES [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	239
IES [Member]
Purchase price consideration:
Cash, less cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	33,909		33,900
Net working capital adjustments receivable	12
	33,921
Allocated to:
Current assets, excluding cash acquired	767
Current liabilities	(184)
Deferred revenue	(901)
Net tangible (liabilities) assets assumed	(318)
Goodwill	11,823
	33,921
Infodis [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	834
Infodis [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	1,420
Infodis [Member]
Purchase price consideration:
Cash, less cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	3,687			3,700
Net working capital adjustments receivable	2
	3,689
Allocated to:
Current assets, excluding cash acquired	831
Capital assets	194
Deferred income tax assets	22
Current liabilities	(386)
Deferred income tax liability	(565)
Net tangible (liabilities) assets assumed	96
Goodwill	1,339
	3,689
2013 Acquisitions [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	10,396
2013 Acquisitions [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	27,483
2013 Acquisitions [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	239
2013 Acquisitions [Member]
Purchase price consideration:
Cash, less cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	54,155
Net working capital adjustments receivable	(13)
	54,142
Allocated to:
Current assets, excluding cash acquired	2,481
Capital assets	310
Deferred income tax assets	22
Current liabilities	(1,578)
Deferred revenue	(927)
Deferred income tax liability	(3,677)
Net tangible (liabilities) assets assumed	(3,369)
Goodwill	19,393
	$ 54,142